American Funds® Global Balanced Fund
Investment portfolio
January 31, 2026
unaudited

Common stocks 62.81% Information technology 11.98%	Shares	Value (000)
Broadcom, Inc.	2,571,486	$851,933
Taiwan Semiconductor Manufacturing Co., Ltd.	14,505,200	818,136
NVIDIA Corp.	3,659,895	699,516
Microsoft Corp.	1,569,649	675,404
Corning, Inc.	2,897,929	299,211
Apple, Inc.	932,104	241,862
Applied Materials, Inc.	240,643	77,564
ARM Holdings PLC (ADR) (a)	650,000	68,484
Accenture PLC, Class A	171,573	45,234
		3,777,344
Industrials 9.75%
RTX Corp.	3,066,891	616,230
IHI Corp.	9,361,100	215,821
Hitachi, Ltd.	5,603,800	194,120
Volvo AB, Class B	5,218,762	189,826
General Dynamics Corp.	485,567	170,478
BAE Systems PLC	5,790,111	156,398
TransDigm Group, Inc.	106,628	152,216
Deutsche Post AG	2,400,568	134,650
Union Pacific Corp.	564,478	132,709
Airbus SE, non-registered shares	517,222	118,571
Waste Management, Inc.	510,466	113,446
ITOCHU Corp.	8,750,000	111,439
Uber Technologies, Inc. (a)	1,364,402	109,220
Rolls-Royce Holdings PLC	6,085,567	100,842
Automatic Data Processing, Inc.	283,350	69,937
Bouygues SA	964,104	52,123
Rheinmetall AG, non-registered shares	23,399	49,412
Ryanair Holdings PLC	1,425,655	48,348
Safran SA (b)	133,364	47,583
Bombardier, Inc., Class B (a)	276,506	47,235
Qantas Airways, Ltd.	6,567,745	46,055
Caterpillar, Inc.	69,618	45,764
United Rentals, Inc.	54,798	42,855
Paychex, Inc.	392,567	40,485
PACCAR, Inc.	298,729	36,717
GFL Environmental, Inc., subordinate voting shares	782,998	33,630
		3,076,110
Financials 9.66%
B3 SA - Brasil, Bolsa, Balcao	114,403,305	351,074
ING Groep NV	8,794,581	258,740
Banco Bilbao Vizcaya Argentaria SA	9,455,281	240,408
Standard Chartered PLC	9,282,507	236,506
JPMorgan Chase & Co.	672,228	205,628
American Funds Global Balanced Fund — Page 1 of 33

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Chubb, Ltd.	655,619	$202,953
Marsh & McLennan Cos., Inc.	913,080	171,832
Mizuho Financial Group, Inc.	3,574,300	156,658
HDFC Bank, Ltd. (ADR)	3,385,028	109,607
HDFC Bank, Ltd.	3,131,792	31,637
Morgan Stanley	726,652	132,832
Mastercard, Inc., Class A	223,421	120,377
Munchener Ruckversicherungs-Gesellschaft AG	169,625	103,026
Banco BPM SpA	6,482,521	96,973
Zurich Insurance Group AG	136,215	96,736
NatWest Group PLC	10,438,375	95,013
BNP Paribas SA	737,394	79,715
AIA Group, Ltd.	5,017,400	58,028
Wells Fargo & Co.	540,015	48,866
U.S. Bancorp	839,866	47,125
3i Group PLC	1,025,888	47,040
PICC Property and Casualty Co., Ltd., Class H	21,396,000	44,342
BlackRock, Inc.	37,664	42,144
BPER Banca SpA	2,651,638	37,262
Hannover Rueck SE	113,084	32,010
		3,046,532
Health care 7.35%
Eli Lilly and Co.	504,656	523,404
Vertex Pharmaceuticals, Inc. (a)	773,820	363,618
Novo Nordisk AS, Class B	4,613,842	270,627
Abbott Laboratories	1,853,990	202,641
Gilead Sciences, Inc.	1,279,917	181,684
UnitedHealth Group, Inc.	418,419	120,057
Medtronic PLC	896,457	92,299
Alnylam Pharmaceuticals, Inc. (a)	269,513	91,112
Sanofi	939,489	88,199
Stryker Corp.	231,286	85,474
AbbVie, Inc.	350,565	78,180
Argenx SE, non-registered shares (a)	79,093	65,983
AstraZeneca PLC	230,963	42,981
Molina Healthcare, Inc. (a)	237,437	42,642
BioMarin Pharmaceutical, Inc. (a)	736,542	41,644
GE HealthCare Technologies, Inc.	359,085	28,357
		2,318,902
Materials 4.66%
Grupo Mexico, SAB de CV, Series B	20,000,000	222,076
Vale SA, ordinary nominative shares	8,221,395	131,723
Vale SA (ADR), ordinary nominative shares	3,691,051	59,315
Newmont Corp.	1,386,355	155,757
Anglo American PLC	3,000,000	139,900
Lundin Gold, Inc.	1,750,000	131,194
Franco-Nevada Corp.	352,041	82,504
Franco-Nevada Corp. (CAD denominated)	203,310	47,592
Nitto Denko Corp.	5,119,400	113,331
Smurfit Westrock PLC	2,707,562	112,716
Freeport-McMoRan, Inc.	1,823,875	109,852
Air Products and Chemicals, Inc.	314,807	85,785
Air Liquide SA	188,204	35,234
American Funds Global Balanced Fund — Page 2 of 33

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Southern Copper Corp.	160,502	$30,547
Celanese Corp.	310,825	13,813
		1,471,339
Consumer discretionary 4.42%
Amazon.com, Inc. (a)	1,920,072	459,473
Starbucks Corp.	1,631,175	149,987
Compagnie Generale des Etablissements Michelin	3,554,353	132,082
Ferrari NV	264,315	88,062
Ferrari NV (EUR denominated)	126,817	42,211
Midea Group Co., Ltd., Class A	11,307,578	126,265
Maruti Suzuki India, Ltd.	642,823	102,020
Compagnie Financiere Richemont SA, Class A	443,926	85,880
Royal Caribbean Cruises, Ltd.	240,558	78,097
Viking Holdings, Ltd. (a)	680,612	49,106
Compass Group PLC	1,436,894	43,000
Accor SA	699,586	38,030
		1,394,213
Communication services 4.25%
Alphabet, Inc., Class A	1,325,537	448,031
Alphabet, Inc., Class C	469,121	158,812
AT&T, Inc.	9,129,255	239,278
Meta Platforms, Inc., Class A	302,653	216,851
Comcast Corp., Class A	2,791,776	83,055
Omnicom Group, Inc.	814,397	62,741
Netflix, Inc. (a)	614,230	51,282
SoftBank Group Corp.	1,422,908	39,103
Nintendo Co., Ltd.	562,300	36,534
Versant Media Group, Inc., Class A (a)	111,671	3,638
		1,339,325
Utilities 4.10%
Dominion Energy, Inc.	5,415,831	325,870
DTE Energy Co.	1,213,556	163,078
National Grid PLC	8,500,000	143,584
Duke Energy Corp.	963,219	116,887
Power Grid Corp. of India, Ltd.	40,000,000	111,537
E.ON SE	4,583,192	97,055
PG&E Corp.	5,334,000	82,250
Pinnacle West Capital Corp.	852,721	79,781
NextEra Energy, Inc.	861,963	75,766
Constellation Energy Corp.	225,000	63,153
Engie SA	1,125,890	33,498
		1,292,459
Consumer staples 3.12%
Philip Morris International, Inc.	1,963,557	352,341
Imperial Brands PLC	7,322,616	307,210
British American Tobacco PLC	3,371,985	201,911
Nestle SA	668,117	63,463
Sysco Corp.	702,095	58,870
		983,795
American Funds Global Balanced Fund — Page 3 of 33

unaudited
Common stocks (continued) Energy 2.95%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	16,687,271	$620,480
Shell PLC (GBP denominated)	3,116,020	119,131
Chevron Corp.	464,155	82,109
Cameco Corp. (CAD denominated)	482,938	59,730
Expand Energy Corp.	426,359	47,927
		929,377
Real estate 0.57%
CTP NV	3,460,610	75,149
Embassy Office Parks REIT	12,500,000	59,011
Goodman Logistics (HK), Ltd. REIT	2,131,564	45,613
		179,773
Total common stocks (cost: $12,848,945,000)		19,809,169
Convertible stocks 0.59% Utilities 0.30%
NextEra Energy, Inc., convertible preferred shares, 7.234% 11/1/2027 (b)	1,842,800	94,130
Financials 0.29%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	1,340,451	92,987
Total convertible stocks (cost: $188,964,000)		187,117
Bonds, notes & other debt instruments 28.58% Bonds & notes of governments & government agencies outside the U.S. 10.63% Japan 1.83%	Principal amount (000)
Japan, Series 151, 0.005% 3/20/2027	JPY831,600	5,312
Japan, Series 346, 0.10% 3/20/2027	11,295,600	72,234
Japan, Series 474, 0.70% 7/1/2027	7,112,800	45,703
Japan, Series 363, 0.10% 6/20/2031	10,914,500	64,743
Japan, Series 145, 1.70% 6/20/2033	1,426,800	9,080
Japan, Series 152, 1.20% 3/20/2035	23,487,700	140,073
Japan, Series 21, 2.30% 12/20/2035	1,503,450	9,779
Japan, Series 173, 0.40% 6/20/2040	3,239,500	15,079
Japan, Series 176, 0.50% 3/20/2041	8,267,300	38,100
Japan, Series 179, 0.50% 12/20/2041	7,442,150	33,410
Japan, Series 36, 2.00% 3/20/2042	200,000	1,140
Japan, Series 42, 1.70% 3/20/2044	1,425,550	7,475
Japan, Series 192, 2.40% 3/20/2045	13,859,550	80,217
Japan, Series 37, 0.60% 6/20/2050	5,319,450	18,188
Japan, Series 70, 0.70% 3/20/2051	1,806,100	6,175
Japan, Series 74, 1.00% 3/20/2052	158,000	572
Japan, Series 76, 1.40% 9/20/2052	2,924,750	11,777
Japan, Series 77, 1.60% 12/20/2052	4,084,300	17,295
Japan, Series 84, 2.10% 9/20/2054	30,300	144
		576,496
China 1.07%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	157
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	293,360	43,313
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	255,520	37,829
American Funds Global Balanced Fund — Page 4 of 33

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) China (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.29% 5/23/2029	CNY100	$15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	162,510	24,495
China (Peoples Republic of), Series INBK, 1.63% 10/25/2030	132,370	19,094
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	215,080	33,518
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	130,580	19,564
China (People’s Republic of), Series INBK, 1.65% 5/15/2035	296,190	42,133
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	2,640	485
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	40,000	6,750
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	101,180	13,421
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	28,422
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,783
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,717
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	20,340
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	433
		336,469
Supra National 1.03%
Asian Development Bank 6.72% 2/8/2028	INR1,303,620	14,191
European Bank for Reconstruction and Development 5.25% 1/12/2027	594,100	6,401
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	2,751
European Bank for Reconstruction and Development 6.75% 1/13/2032	3,576,700	38,452
European Investment Bank 0.375% 9/15/2027	EUR8,975	10,358
European Investment Bank 6.95% 3/1/2029	INR365,500	3,977
European Investment Bank 0.25% 1/20/2032	EUR38,000	39,182
European Investment Bank 7.40% 10/23/2033	INR1,230,500	13,486
European Investment Bank 2.875% 1/15/2035	EUR2,900	3,423
European Union 0% 6/2/2028	10,920	12,317
European Union 2.50% 10/14/2030	180	213
European Union 2.75% 12/13/2032	4,215	4,981
European Union 3.625% 12/12/2040	98,575	117,013
European Union 4.00% 10/12/2055	20,059	23,558
Inter-American Development Bank 7.00% 1/25/2029	INR19,000	207
International Bank for Reconstruction and Development 6.75% 9/8/2027	911,700	9,909
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	16,775
International Finance Corp. 0% 4/26/2052	MXN1,265,360	7,078
		324,272
Italy 0.77%
Italy (Republic of) 0.95% 9/15/2027	EUR626	729
Italy (Republic of) 1.35% 4/1/2030	15,565	17,580
Italy (Republic of) 3.50% 2/15/2031	1,200	1,474
Italy (Republic of) 4.40% 5/1/2033	660	850
Italy (Republic of) 4.35% 11/1/2033	63,090	80,957
Italy (Republic of) 4.20% 3/1/2034	64,634	82,079
Italy (Republic of) 3.65% 8/1/2035	20,435	24,768
Italy (Republic of) 4.50% 10/1/2053	14,420	17,705
Italy (Republic of) 4.30% 10/1/2054	13,360	15,842
		241,984
Australia 0.72%
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	AUD30,660	17,614
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	59,670	38,875
Australia (Commonwealth of), Series 144, 3.75% 4/21/2037	45,632	28,731
Australia (Commonwealth of), Series 174, 4.75% 10/21/2037	113,038	77,757
American Funds Global Balanced Fund — Page 5 of 33

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Australia (continued)	Principal amount (000)	Value (000)
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD22,864	$14,619
Treasury Corp. of Victoria 5.50% 9/15/2039	54,015	36,935
Treasury Corp. of Victoria 3.625% 9/29/2040	EUR9,965	11,780
		226,311
United Kingdom 0.70%
United Kingdom 1.25% 7/22/2027	GBP9,740	12,879
United Kingdom 4.25% 12/7/2027	8,920	12,334
United Kingdom 4.125% 7/22/2029	6,540	9,020
United Kingdom 0.375% 10/22/2030	35,395	41,203
United Kingdom 0.25% 7/31/2031	3,715	4,161
United Kingdom 1.00% 1/31/2032	2,920	3,341
United Kingdom 4.25% 6/7/2032	19,255	26,550
United Kingdom 3.25% 1/31/2033	38,245	49,114
United Kingdom 3.25% 1/22/2044	3,650	3,884
United Kingdom 3.50% 1/22/2045	2,850	3,113
United Kingdom 1.25% 7/31/2051	27,195	16,286
United Kingdom 4.375% 7/31/2054	18,125	21,492
United Kingdom 2.50% 7/22/2065	22,800	17,123
		220,500
Hungary 0.62%
Hungary (Republic of) 3.00% 8/21/2030	HUF36,548,270	99,800
Hungary (Republic of) 4.50% 5/27/2032	22,398,420	63,270
Hungary (Republic of) 3.00% 4/25/2041	13,230,080	26,345
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,665
		194,080
France 0.57%
French Republic O.A.T. 0.75% 2/25/2028	2,390	2,751
French Republic O.A.T. 0% 11/25/2030	128,880	134,598
French Republic O.A.T. 1.25% 5/25/2034	20,510	20,822
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,077
French Republic O.A.T. 3.00% 5/25/2054	310	287
French Republic O.A.T. 3.75% 5/25/2056	14,310	15,145
		180,680
Spain 0.49%
Spain (Kingdom of) 0% 1/31/2027	20,670	24,008
Spain (Kingdom of) 0.80% 7/30/2027	23,070	26,842
Spain (Kingdom of) 1.45% 4/30/2029	5,780	6,669
Spain (Kingdom of) 0.50% 10/31/2031	14,540	15,248
Spain (Kingdom of) 3.15% 4/30/2033	16,027	19,286
Spain (Kingdom of) 3.55% 10/31/2033	18,434	22,689
Spain (Kingdom of) 3.25% 4/30/2034	10,010	12,030
Spain (Kingdom of) 3.45% 10/31/2034	15,210	18,491
Spain (Kingdom of) 3.30% 4/30/2036	6,200	7,371
Spain (Kingdom of) 2.70% 10/31/2048	2,940	2,851
		155,485
American Funds Global Balanced Fund — Page 6 of 33

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) South Korea 0.44%	Principal amount (000)	Value (000)
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW26,409,910	$18,146
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	123,216,850	89,120
South Korea (Republic of), Series 3512, 3.25% 12/10/2035	46,577,640	31,426
		138,692
Brazil 0.34%
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL150,951	26,950
Brazil (Federative Republic of) 10.00% 1/1/2031	83,465	14,171
Brazil (Federative Republic of) 10.00% 1/1/2035	257,532	40,846
Brazil (Federative Republic of) 6.00% 8/15/2040 (c)	13,782	2,348
Brazil (Federative Republic of) 6.00% 8/15/2050 (c)	128,083	21,537
Brazil (Federative Republic of) 6.00% 8/15/2060 (c)	13,737	2,265
		108,117
Canada 0.32%
Canada (Government) 0.25% 3/1/2026	CAD15,710	11,521
Canada (Government) 3.50% 3/1/2028	72,153	53,986
Canada (Government) 2.00% 6/1/2032	810	557
Canada (Government) 2.75% 12/1/2048	9,900	6,092
Ontario (Province of) 3.25% 7/3/2035	EUR9,805	11,680
Quebec (Province of) 3.35% 7/23/2039	8,400	9,725
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,930
		99,491
Germany 0.30%
Germany (Federal Republic of) 0% 4/16/2027	EUR2,390	2,766
Germany (Federal Republic of) 2.40% 4/18/2030	7,040	8,372
Germany (Federal Republic of) 0% 8/15/2030	41,415	44,252
Germany (Federal Republic of) 2.20% 2/15/2034	13,050	14,923
Germany (Federal Republic of) 1.00% 5/15/2038	15,810	14,834
Germany (Federal Republic of) 0% 8/15/2050	14,895	7,597
Germany (Federal Republic of) 0% 8/15/2052	1,860	884
		93,628
Greece 0.20%
Greece (Hellenic Republic of) 1.50% 6/18/2030	5,405	6,132
Greece (Hellenic Republic of) 1.75% 6/18/2032	35,350	39,101
Greece (Hellenic Republic of) 3.625% 6/15/2035	750	909
Greece (Hellenic Republic of) 3.375% 6/16/2036	14,655	17,271
Greece (Hellenic Republic of) 1.875% 1/24/2052	686	525
		63,938
Mexico 0.20%
United Mexican States 4.75% 4/27/2032	USD425	414
United Mexican States 6.125% 2/9/2038	8,289	8,266
United Mexican States 6.338% 5/4/2053	2,170	2,063
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	43,354
United Mexican States, Series M, 7.50% 6/3/2027	17,133	983
United Mexican States, Series M, 7.75% 5/29/2031	17,452	976
United Mexican States, Series M, 7.50% 5/26/2033	104,000	5,623
United Mexican States, Series S, 4.00% 10/29/2054 (c)	2,530	138
		61,817
American Funds Global Balanced Fund — Page 7 of 33

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Peru 0.17%	Principal amount (000)	Value (000)
Peru (Republic of) 7.60% 8/12/2039	PEN166,690	$54,503
Indonesia 0.16%
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	6,408
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR7,216,000	441
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	JPY2,200,000	13,856
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR248,331,000	15,332
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	144,009,000	8,721
Indonesia (Republic of), Series 103, 6.75% 7/15/2035	93,110,000	5,700
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030 (d)	USD1,580	1,631
		52,089
Austria 0.11%
Austria (Republic of) 0% 2/20/2031	EUR33,610	35,046
Portugal 0.11%
Portugal (Republic of), Series 11Y, 0.475% 10/18/2030	13,170	14,267
Portugal (Republic of), Series 10Y, 3.25% 6/13/2036	11,830	14,088
Portugal (Republic of), Series 15Y, 3.50% 6/18/2038	455	545
Portugal (Republic of), Series 15Y, 3.375% 6/15/2040	40	47
Portugal (Republic of), Series 30Y, 3.625% 6/12/2054	4,545	5,094
		34,041
Belgium 0.11%
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	15,660	18,608
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	12,495	14,854
		33,462
Turkey 0.06%
Turkey (Republic of) 7.125% 7/17/2032	USD18,760	19,568
Colombia 0.05%
Colombia (Republic of) 7.375% 4/25/2030	15,198	15,928
Colombia (Republic of) 3.125% 4/15/2031	465	403
		16,331
Malaysia 0.05%
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	MYR39,265	10,246
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	11,775	3,201
Malaysia (Federation of), Series 0417, 4.895% 5/8/2047	6,057	1,747
		15,194
Estonia 0.04%
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	13,312
Ireland 0.04%
Ireland (Republic of) 2.60% 10/18/2034	6,830	7,884
Ireland (Republic of) 3.00% 10/18/2043	4,770	5,311
		13,195
American Funds Global Balanced Fund — Page 8 of 33

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Saudi Arabia 0.03%	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 4.875% 1/12/2036 (d)	USD10,959	$10,844
Bulgaria 0.03%
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,280	9,340
Philippines 0.02%
Philippines (Republic of) 0.70% 2/3/2029	4,970	5,512
Poland 0.01%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	4,498
Panama 0.01%
Panama (Republic of) 8.00% 3/1/2038	USD3,790	4,389
Serbia 0.01%
Serbia (Republic of) 6.25% 5/26/2028 (d)	3,915	4,061
Chile 0.01%
Chile (Republic of) 4.70% 9/1/2030	CLP2,110,000	2,395
Croatia 0.01%
Croatia (Republic of) 3.25% 2/11/2037	EUR1,750	2,021
Total bonds & notes of governments & government agencies outside the U.S.		3,351,761
U.S. Treasury bonds & notes 8.50% U.S. Treasury 8.19%
U.S. Treasury 4.875% 5/31/2026	USD815	818
U.S. Treasury 3.75% 8/31/2026	40,780	40,814
U.S. Treasury 4.25% 12/31/2026	231	232
U.S. Treasury 4.50% 4/15/2027	77,457	78,330
U.S. Treasury 3.75% 4/30/2027	5,939	5,955
U.S. Treasury 3.875% 5/31/2027	20,639	20,731
U.S. Treasury 3.75% 6/30/2027	5,140	5,156
U.S. Treasury 3.875% 7/31/2027	114,036	114,618
U.S. Treasury 3.625% 8/31/2027 (e)	337,000	337,494
U.S. Treasury 3.50% 9/30/2027	4,170	4,168
U.S. Treasury 3.375% 11/30/2027	13	13
U.S. Treasury 3.375% 12/31/2027	25,257	25,186
U.S. Treasury 3.50% 1/31/2028	776	776
U.S. Treasury 4.00% 2/29/2028	2,481	2,503
U.S. Treasury 4.00% 6/30/2028 (e)	300,000	303,082
U.S. Treasury 4.375% 8/31/2028	94,464	96,298
U.S. Treasury 4.625% 9/30/2028	125,500	128,804
U.S. Treasury 3.50% 1/15/2029	240,763	240,076
U.S. Treasury 4.00% 1/31/2029	3,231	3,267
U.S. Treasury 4.125% 3/31/2029	54,850	55,669
U.S. Treasury 4.625% 4/30/2029	19,300	19,881
American Funds Global Balanced Fund — Page 9 of 33

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.625% 8/31/2029	USD25,480	$25,436
U.S. Treasury 3.50% 9/30/2029	50,010	49,699
U.S. Treasury 4.00% 2/28/2030	73,000	73,761
U.S. Treasury 4.00% 5/31/2030	25,580	25,838
U.S. Treasury 3.875% 6/30/2030	210,887	211,933
U.S. Treasury 3.875% 7/31/2030	39,508	39,698
U.S. Treasury 3.625% 8/31/2030	20,029	19,905
U.S. Treasury 3.625% 9/30/2030	1,999	1,986
U.S. Treasury 3.625% 10/31/2030	9,420	9,356
U.S. Treasury 3.625% 12/31/2030 (b)	18,295	18,156
U.S. Treasury 1.875% 2/15/2032	30,345	27,004
U.S. Treasury 2.875% 5/15/2032	20,000	18,799
U.S. Treasury 4.125% 11/15/2032	7,247	7,296
U.S. Treasury 3.875% 8/15/2033	27,488	27,132
U.S. Treasury 4.50% 11/15/2033	3,714	3,814
U.S. Treasury 4.375% 5/15/2034	32,445	32,982
U.S. Treasury 3.875% 8/15/2034	271	266
U.S. Treasury 4.25% 11/15/2034	1,851	1,860
U.S. Treasury 4.625% 2/15/2035	4,887	5,044
U.S. Treasury 4.25% 5/15/2035	28,506	28,579
U.S. Treasury 4.25% 8/15/2035	17,650	17,675
U.S. Treasury 4.00% 11/15/2035 (e)	202,023	197,919
U.S. Treasury 1.875% 2/15/2041	4	3
U.S. Treasury 2.25% 5/15/2041	4,470	3,279
U.S. Treasury 3.25% 5/15/2042	5	4
U.S. Treasury 3.375% 8/15/2042 (e)	60,000	50,583
U.S. Treasury 3.875% 5/15/2043	10,690	9,561
U.S. Treasury 4.75% 11/15/2043	6,794	6,768
U.S. Treasury 2.875% 11/15/2046	380	280
U.S. Treasury 1.375% 8/15/2050	880	432
U.S. Treasury 2.25% 2/15/2052	18,500	11,187
U.S. Treasury 3.00% 8/15/2052 (e)	120,365	85,864
U.S. Treasury 4.00% 11/15/2052	21,391	18,473
U.S. Treasury 3.625% 5/15/2053	15,654	12,605
U.S. Treasury 4.75% 11/15/2053	2,743	2,680
U.S. Treasury 4.25% 8/15/2054	12,540	11,285
U.S. Treasury 4.50% 11/15/2054	12	11
U.S. Treasury 4.625% 2/15/2055	546	523
U.S. Treasury 4.75% 5/15/2055	10,050	9,830
U.S. Treasury 4.75% 8/15/2055 (e)	30,573	29,914
		2,581,291
U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (c)	24,988	24,911
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (c)	4,057	4,216
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	19,100	10,324
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)(e)	62,055	58,900
		98,351
Total U.S. Treasury bonds & notes		2,679,642
American Funds Global Balanced Fund — Page 10 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes 4.93% Financials 1.42%	Principal amount (000)	Value (000)
200 Park Funding Trust 5.74% 2/15/2055 (d)	USD5,805	$5,782
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (f)	EUR17,575	19,835
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028) (f)	3,310	4,161
Aon Corp. 2.85% 5/28/2027	USD600	592
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (f)	EUR6,200	7,712
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (f)	6,600	8,293
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (f)	USD8,470	8,089
Barclays PLC 7.09% 11/6/2029 (1-year GBP-OIS SONIO/N + 2.553% on 11/6/2028) (f)	GBP4,360	6,346
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (f)	EUR15,895	19,548
BBVA Bancomer SA 5.125% 1/18/2033 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 1/17/2028) (f)	USD1,813	1,793
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (f)	28,937	32,187
BPCE SA 4.50% 1/13/2033	EUR8,400	10,531
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (d)(f)	USD10,174	10,150
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(f)	6,150	6,388
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(f)	418	435
CaixaBank SA 4.375% 8/8/2036 (5-year EUR-ICE Swap EURIBOR + 1.95% on 8/8/2031) (f)	EUR10,200	12,537
Chubb INA Holdings, LLC 3.35% 5/3/2026	USD645	645
Chubb INA Holdings, LLC 4.35% 11/3/2045	665	577
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (f)	200	202
Corebridge Financial, Inc. 3.90% 4/5/2032	5,290	5,041
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (f)	10,270	10,126
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029) (f)	EUR14,000	15,780
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026) (f)	GBP4,310	5,893
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (f)	USD460	454
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (f)	2,520	2,632
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031) (f)	8,900	8,899
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (f)	240	213
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (f)	11,230	11,186
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (f)	20,530	21,670
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028) (f)	2,600	2,625
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,229
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (f)	13,560	13,620
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (f)	19,913	22,651
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032) (f)	EUR6,400	8,423
Intesa Sanpaolo SpA 6.50% 3/14/2029 (1-year GBP-ICE Swap SONIA + 2.594% on 3/14/2028) (f)	GBP2,945	4,202
Intesa Sanpaolo SpA 4.271% 11/14/2036 (5-year EUR Mid-Swap + 1.95% on 11/14/2031) (f)	EUR7,620	9,296
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (f)	USD529	529
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (f)	5,320	5,478
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (f)	4,500	4,566
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (f)	8,030	8,382
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (f)	355	350
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (f)	4,525	4,492
KfW 2.375% 6/29/2029	EUR125	148
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031) (f)	1,472	1,795
Mastercard, Inc. 2.00% 11/18/2031	USD8,291	7,392
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028) (f)	7,610	7,910
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (f)	12,080	12,582
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (f)	2,586	2,663
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (f)	530	527
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (f)	2,380	2,379
American Funds Global Balanced Fund — Page 11 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (f)	USD500	$439
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029) (f)	EUR8,730	9,736
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027) (f)	700	810
New York Life Global Funding 1.20% 8/7/2030 (d)	USD6,520	5,712
New York Life Global Funding 5.00% 1/9/2034 (d)	780	793
New York Life Insurance Co. 3.75% 5/15/2050 (d)	1,261	940
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (f)	4,805	5,402
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (f)	1,375	1,443
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	19,640	20,158
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	7,363
Standard Chartered PLC 5.244% 5/13/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 5/13/2030) (d)(f)	22,090	22,757
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (d)(f)	1,000	1,009
Toronto-Dominion Bank (The) 4.808% 6/3/2030	4,880	4,981
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)(g)	EUR6,210	7,583
		448,062
Communication services 0.71%
America Movil, SAB de CV, 10.125% 1/22/2029	MXN631,090	37,647
America Movil, SAB de CV, 9.50% 1/27/2031	177,880	10,449
America Movil, SAB de CV, 10.30% 1/30/2034	60,460	3,675
AT&T, Inc. 2.30% 6/1/2027	USD1,000	980
AT&T, Inc. 2.75% 6/1/2031	2,525	2,323
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,792
AT&T, Inc. 5.20% 11/18/2033	GBP6,395	8,795
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,574
AT&T, Inc. 4.30% 11/18/2034	EUR1,410	1,748
AT&T, Inc. 3.50% 9/15/2053	USD652	436
CCO Holdings, LLC 4.25% 1/15/2034 (d)	26,475	22,389
CCO Holdings, LLC 7.375% 2/1/2036 (d)	22,945	22,992
Charter Communications Operating, LLC 5.85% 12/1/2035	13,004	12,948
Charter Communications Operating, LLC 4.80% 3/1/2050	1,625	1,232
Charter Communications Operating, LLC 5.25% 4/1/2053	2,438	1,949
Charter Communications Operating, LLC 6.70% 12/1/2055	3,250	3,141
Comcast Corp. 0.25% 9/14/2029	EUR14,155	15,371
Comcast Corp. 4.80% 5/15/2033	USD200	201
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,710	2,135
Orange 3.625% 11/16/2031	EUR5,000	6,103
Orange 5.625% 1/23/2034	GBP5,870	8,400
Orange 5.375% 11/22/2050	2,000	2,498
Tencent Holdings, Ltd. 2.39% 6/3/2030 (d)	USD3,954	3,699
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,896
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,406
T-Mobile USA, Inc. 3.875% 4/15/2030	400	393
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,569
T-Mobile USA, Inc. 3.15% 2/11/2032	EUR200	236
T-Mobile USA, Inc. 3.70% 5/8/2032	2,590	3,149
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	8,062
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	10,782
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	4,568
Verizon Communications, Inc. 4.78% 2/15/2035	USD5,560	5,459
		222,997
American Funds Global Balanced Fund — Page 12 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities 0.57%	Principal amount (000)	Value (000)
Alfa Transmisora De Energia SA 4.55% 9/27/2051	USD7,040	$5,634
Amprion Gmbh 3.971% 9/22/2032	EUR5,400	6,635
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	USD1,142	710
CMS Energy Corp. 3.00% 5/15/2026	1,420	1,416
Consumers Energy Co. 3.60% 8/15/2032	10,665	10,140
Consumers Energy Co. 5.05% 5/15/2035	3,605	3,662
Dominion Energy, Inc. 2.25% 8/15/2031	250	223
Duke Energy Corp. 3.75% 4/1/2031	EUR6,870	8,303
E.ON SE 1.625% 3/29/2031	13,370	14,867
Edison International 5.25% 11/15/2028	USD628	639
Edison International 5.45% 6/15/2029	150	153
Edison International 6.95% 11/15/2029	579	619
Edison International 6.25% 3/15/2030	2,693	2,829
Electricite de France SA 4.25% 1/25/2032	EUR6,400	8,001
Electricite de France SA 4.00% 5/7/2037	6,900	8,202
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (f)	15,600	18,235
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (f)	800	947
Electricite de France SA 7.50% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028) (f)	2,200	2,861
Enel Finance International NV 2.125% 7/12/2028 (d)	USD9,491	9,057
Enfragen Energia Sur SA 5.375% 12/30/2030	8,651	8,077
Engie SA 7.00% 10/30/2028	GBP2,850	4,169
Eversource Energy 1.40% 8/15/2026	USD425	419
Exelon Corp. 3.40% 4/15/2026	4,390	4,386
Grupo Energia Bogota SA ESP 4.875% 5/15/2030 (d)	3,590	3,549
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,444
NGG Finance PLC, junior subordinated, 2.125% 9/5/2082 (5-year EUR Mid-Swap + 2.532% on 9/5/2027) (f)	EUR3,950	4,620
Pacific Gas and Electric Co. 4.65% 8/1/2028	USD1,049	1,060
Pacific Gas and Electric Co. 4.55% 7/1/2030	1,267	1,264
Pacific Gas and Electric Co. 6.15% 1/15/2033	5,278	5,599
Pacific Gas and Electric Co. 6.00% 8/15/2035	4,260	4,461
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,378	1,169
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,252
Pacific Gas and Electric Co. 6.15% 3/1/2055	6,016	5,976
PacifiCorp 5.30% 2/15/2031	60	62
Public Service Co. of Colorado 2.70% 1/15/2051	5,960	3,627
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	257
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	EUR300	359
Southern California Edison Co. 2.85% 8/1/2029	USD525	499
Southern California Edison Co. 5.45% 3/1/2035	4,390	4,441
Southern California Edison Co. 5.90% 3/1/2055	600	580
Southern California Edison Co. 6.20% 9/15/2055	3,910	3,947
SP Transmission PLC 2.00% 11/13/2031	GBP3,770	4,499
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	USD2,151	2,106
Xcel Energy, Inc. 3.35% 12/1/2026	4,902	4,881
		180,836
Energy 0.54%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	481
Ecopetrol SA 8.625% 1/19/2029	8,650	9,272
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)	5,855	6,115
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,650	1,669
American Funds Global Balanced Fund — Page 13 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (d)	USD14,695	$15,264
Oleoducto Central SA 4.00% 7/14/2027	1,723	1,702
Petroleos Mexicanos 6.84% 1/23/2030	96,665	99,213
Petroleos Mexicanos 6.95% 1/28/2060	5,395	4,398
Qatar Energy 1.375% 9/12/2026 (d)	680	669
Qatar Energy 3.125% 7/12/2041 (d)	19,795	15,183
Raizen Fuels Finance SA 6.45% 3/5/2034 (d)	8,145	6,684
Raizen Fuels Finance SA 6.95% 3/5/2054 (d)	1,040	794
Shell Finance US, Inc. 2.375% 11/7/2029	2,060	1,947
TotalEnergies Capital SA 5.488% 4/5/2054	5,640	5,488
		168,879
Industrials 0.40%
Boeing Co. (The) 3.25% 2/1/2028	650	641
Boeing Co. (The) 6.298% 5/1/2029	6,310	6,704
Boeing Co. (The) 6.528% 5/1/2034	39,400	43,600
Canadian Pacific Railway Co. 3.00% 12/2/2041	3,453	2,596
Canadian Pacific Railway Co. 3.10% 12/2/2051	10,761	7,149
Carrier Global Corp. 2.493% 2/15/2027	277	273
CSX Corp. 2.50% 5/15/2051	275	164
Eaton Capital Unlimited Co. 3.802% 5/21/2036	EUR5,690	6,858
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	USD4,050	3,944
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	1,091
Honeywell International, Inc. 3.75% 3/1/2036	3,795	4,500
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (d)	USD14,783	14,692
RTX Corp. 4.125% 11/16/2028	5,000	5,025
RTX Corp. 6.10% 3/15/2034	3,535	3,859
RTX Corp. 4.50% 6/1/2042	4,335	3,928
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	204
Tyco Electronics Group SA 4.875% 2/9/2036	14,180	14,121
Union Pacific Corp. 2.80% 2/14/2032	800	737
Veralto Corp. 4.15% 9/19/2031	EUR1,850	2,285
Veralto Corp. 5.45% 9/18/2033	USD3,620	3,764
		126,135
Consumer discretionary 0.37%
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,475
BMW International Investment BV 4.75% 9/4/2030	GBP6,200	8,581
BMW US Capital, LLC 1.25% 8/12/2026 (d)	USD325	321
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (d)	1,637	1,673
Ford Motor Credit Co., LLC 3.622% 7/27/2028	EUR13,115	15,772
Ford Motor Credit Co., LLC 5.73% 9/5/2030	USD4,720	4,834
Ford Motor Credit Co., LLC 6.50% 2/7/2035	11,640	12,147
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	9,459
General Motors Financial Co., Inc. 3.70% 7/14/2031 (g)	EUR9,290	11,228
General Motors Financial Co., Inc. 6.15% 7/15/2035	USD400	423
Hyundai Capital America 1.50% 6/15/2026 (d)	4,850	4,806
Hyundai Capital America 1.65% 9/17/2026 (d)	275	271
Hyundai Capital America 2.375% 10/15/2027 (d)	4,619	4,490
Hyundai Capital America 2.00% 6/15/2028 (d)	3,275	3,117
Hyundai Capital America 2.875% 6/26/2028	EUR5,770	6,882
Hyundai Capital America 4.50% 9/18/2030 (d)	USD400	400
McDonald’s Corp. 1.60% 3/15/2031 (g)	EUR5,400	5,980
Sands China, Ltd. 5.40% 8/8/2028	USD14,233	14,516
American Funds Global Balanced Fund — Page 14 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 2.85% 3/8/2029	USD3,000	$2,862
Sands China, Ltd. 4.375% 6/18/2030	4,017	3,954
Sands China, Ltd. 3.25% 8/8/2031	3,930	3,640
		117,831
Materials 0.27%
Braskem Netherlands Finance BV 4.50% 1/31/2030	14,957	6,464
Braskem Netherlands Finance BV 8.50% 1/12/2031	24,403	10,448
Braskem Netherlands Finance BV 7.25% 2/13/2033	6,846	2,781
Celanese US Holdings, LLC 7.379% 7/15/2032	2,860	2,986
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (d)	17,025	17,882
Nickel Industries, Ltd. 9.00% 9/30/2030 (d)	6,590	6,924
POSCO 4.875% 1/23/2027 (d)	2,110	2,126
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (f)(h)	19,063	19,150
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (d)(f)(h)	3,217	3,231
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,362
Verallia SAS 3.875% 11/4/2032	EUR9,600	11,216
		86,570
Health care 0.26%
Abbott Laboratories 3.75% 11/30/2026	USD1,133	1,134
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,995
AbbVie, Inc. 5.05% 3/15/2034	100	103
AbbVie, Inc. 5.35% 3/15/2044	25	25
AbbVie, Inc. 5.40% 3/15/2054	200	194
AbbVie, Inc. 5.50% 3/15/2064	75	73
Amgen, Inc. 4.20% 3/1/2033	800	781
Amgen, Inc. 5.25% 3/2/2033	10,792	11,171
Amgen, Inc. 5.65% 3/2/2053	19,999	19,699
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,331
Baxter International, Inc. 5.65% 12/15/2035	2,180	2,199
Becton, Dickinson and Co. 4.298% 8/22/2032	400	394
Bristol-Myers Squibb Co. 5.55% 2/22/2054	3,700	3,622
CVS Health Corp. 5.40% 6/1/2029	8,600	8,907
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,175	2,220
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	9,062
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,283
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	3,134
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	21	21
Stryker Corp. 0.75% 3/1/2029	EUR2,440	2,734
Stryker Corp. 1.00% 12/3/2031	1,130	1,193
Stryker Corp. 5.20% 2/10/2035	USD805	825
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	EUR1,984	2,297
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD3,800	3,703
		82,100
Consumer staples 0.25%
Altria Group, Inc. 2.20% 6/15/2027	EUR6,300	7,443
BAT Capital Corp. 3.215% 9/6/2026	USD2,181	2,172
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,594
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,561
BAT Capital Corp. 5.625% 8/15/2035	15,646	16,253
Campbell’s Co. (The) 4.75% 3/23/2035	3,056	2,931
Coca-Cola Co. 1.25% 3/8/2031	EUR5,900	6,447
American Funds Global Balanced Fund — Page 15 of 33

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Coca-Cola Co. 4.65% 8/14/2034	USD4,037	$4,110
Coca-Cola Co. 3.75% 8/15/2053	EUR2,095	2,262
Mars, Inc. 5.00% 3/1/2032 (d)	USD500	514
Mars, Inc. 5.20% 3/1/2035 (d)	6,870	7,036
Minerva Luxembourg SA 8.875% 9/13/2033	11,430	12,495
Philip Morris International, Inc. 2.75% 6/6/2029	EUR525	622
Philip Morris International, Inc. 2.10% 5/1/2030	USD2,078	1,906
Philip Morris International, Inc. 4.00% 10/29/2030	241	239
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,352
Philip Morris International, Inc. 4.125% 3/4/2043	819	697
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	1,002
		78,636
Information technology 0.09%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,532
Amphenol Corp. 3.125% 6/16/2032	EUR350	414
Broadcom, Inc. 4.00% 4/15/2029 (d)	USD3,915	3,905
Broadcom, Inc. 4.15% 11/15/2030	380	378
Broadcom, Inc. 3.469% 4/15/2034	6,531	5,940
Microchip Technology, Inc. 5.05% 2/15/2030	164	168
Microsoft Corp. 3.30% 2/6/2027	2,600	2,592
Oracle Corp. 2.65% 7/15/2026	6,024	5,983
Oracle Corp. 3.25% 11/15/2027	4,246	4,166
Oracle Corp. 5.20% 9/26/2035	229	218
		27,296
Real estate 0.04%
American Tower Corp. 0.45% 1/15/2027	EUR6,520	7,603
COPT Defense Properties, LP 2.75% 4/15/2031	USD180	164
Equinix, Inc. 2.15% 7/15/2030	5,662	5,144
Equinix, Inc. 3.00% 7/15/2050	1,738	1,107
		14,018
Municipals 0.01%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)	3,390	2,746
Total corporate bonds and notes		1,556,106
Mortgage-backed obligations 4.03% Federal agency mortgage-backed obligations 2.68%
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (i)	65	66
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (i)	133	133
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (i)	221	180
Fannie Mae Pool #BV0894 2.00% 1/1/2052 (i)	358	292
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (i)	1,108	901
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (i)	9,214	7,504
Fannie Mae Pool #CB3394 2.00% 4/1/2052 (i)	690	561
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (i)	43	35
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (i)	1,431	1,169
Fannie Mae Pool #MA4769 2.00% 9/1/2052 (i)	58	47
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (i)	3,962	3,229
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (i)	2,229	2,193
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (i)	17	18
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (i)	205	210
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (i)	11,870	11,921
American Funds Global Balanced Fund — Page 16 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (i)	USD153	$155
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (i)	3	3
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (i)	11	11
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (i)	41	41
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (i)	20,278	20,747
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (i)	2,581	2,657
Fannie Mae Pool #CB7331 5.50% 10/1/2053 (i)	31,628	32,208
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (i)	10,284	10,582
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (i)	12,428	12,793
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (i)	1,487	1,557
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (i)	65	66
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (i)	1,615	1,655
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (i)	1,525	1,576
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (i)	48	48
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (i)	783	804
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (i)	1,456	1,494
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (i)	6,065	6,214
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (i)	4,599	4,775
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (i)	2,861	2,932
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (i)	1,524	1,571
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (i)	1,455	1,495
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (i)	1,255	1,297
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (i)	582	605
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (i)	10,879	11,157
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (i)	8,150	8,322
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (i)	3,728	3,806
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (i)	893	906
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (i)	8,135	8,332
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (i)	3,057	3,187
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (i)	1,839	1,896
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (i)	1,720	1,762
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (i)	1,337	1,381
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (i)	1,064	1,096
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (i)	900	938
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (i)	1,649	1,677
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (i)	8,221	8,422
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (i)	4,334	4,509
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (i)	2,095	2,152
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (i)	1,961	2,014
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (i)	1,765	1,819
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (i)	1,398	1,435
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (i)	1,172	1,201
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (i)	530	547
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (i)	459	476
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (i)	419	437
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (i)	262	268
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (i)	12	13
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (i)	1,121	1,139
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (i)	1,039	1,055
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (i)	640	652
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (i)	5	5
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (e)(i)	61,663	63,165
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (i)	4,056	4,181
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (i)	70	72
American Funds Global Balanced Fund — Page 17 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (i)	USD37	$39
Fannie Mae Pool #MA5528 4.00% 11/1/2054 (i)	920	880
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (i)	672	682
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (i)	18,314	17,513
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (i)	981	982
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (i)	838	842
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (i)	64	66
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (i)	11,495	10,993
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (i)	454	465
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (i)	18,177	18,448
Fannie Mae Pool #MA5614 5.50% 2/1/2055 (i)	940	954
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (i)	3,443	3,526
Fannie Mae Pool #DD2618 4.00% 3/1/2055 (i)	788	753
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (i)	152	145
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (i)	2,303	2,359
Fannie Mae Pool #190445 6.50% 3/1/2055 (i)	2,057	2,130
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (i)	92	96
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (i)	2,492	2,383
Fannie Mae Pool #BV1591 4.00% 4/1/2055 (i)	1,695	1,620
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (i)	2,747	2,813
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (i)	867	888
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (i)	842	862
Fannie Mae Pool #MA5697 4.00% 5/1/2055 (i)	3,718	3,555
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (i)	6,262	6,267
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (i)	1,507	1,543
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (i)	3,151	3,154
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (i)	15,476	15,706
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (i)	5,096	5,219
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (i)	1,936	2,004
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (i)	650	602
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (i)	16,569	16,812
Fannie Mae Pool #BV6044 3.50% 9/1/2055 (i)	998	925
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (i)	2,883	2,925
Fannie Mae Pool #BV6252 4.00% 10/1/2055 (i)	211	202
Fannie Mae Pool #MA5876 4.00% 11/1/2055 (i)	608	581
Fannie Mae Pool #DF3744 4.00% 11/1/2055 (i)	499	477
Fannie Mae Pool #MA5907 4.00% 12/1/2055 (i)	191	183
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (i)	209	209
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (i)	390	317
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (i)	624	507
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (i)	1	1
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (i)	48	49
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (i)	99	100
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (i)	130	133
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (i)	1,086	1,133
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (i)	464	478
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (i)	4,673	4,793
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (i)	568	589
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (i)	1,896	1,925
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (i)	11,502	11,812
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (i)	1,915	1,944
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (i)	590	615
Freddie Mac Pool #RJ1413 5.50% 5/1/2054 (i)	11,497	11,797
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (i)	825	860
American Funds Global Balanced Fund — Page 18 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (i)	USD16,367	$16,693
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (i)	2,731	2,799
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (i)	5,035	5,233
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (i)	2,510	2,562
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (i)	1,904	1,945
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (i)	6,569	6,789
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (i)	5,309	5,437
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (i)	4,264	4,385
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (i)	3,225	3,361
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (i)	2,520	2,597
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (i)	1,529	1,571
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (i)	1,040	1,069
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (i)	1,225	1,250
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (i)	773	786
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (i)	324	331
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (i)	219	224
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (i)	4,252	4,355
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (i)	3,521	3,617
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (i)	2,645	2,727
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (i)	2,346	2,408
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (i)	1,089	1,131
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (i)	2,604	2,647
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (i)	2,087	2,119
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (i)	1,940	1,991
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (i)	1,765	1,800
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (i)	999	1,016
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (i)	8	8
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (i)	6,178	6,365
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (i)	4,622	4,820
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (i)	4,556	4,740
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (i)	3,288	3,389
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (i)	2,813	2,890
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (i)	217	225
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (i)	145	150
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (i)	62	65
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (i)	191	194
Freddie Mac Pool #SD8484 4.00% 11/1/2054 (i)	11,785	11,270
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (i)	2,713	2,716
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (i)	3,660	3,714
Freddie Mac Pool #SD8487 4.00% 12/1/2054 (i)	6,315	6,039
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (i)	2,960	2,962
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (i)	1,602	1,613
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (i)	728	731
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (i)	242	243
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (i)	1	1
Freddie Mac Pool #QX1414 5.50% 12/1/2054 (i)	306	310
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (i)	74	75
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (i)	2,239	2,342
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (i)	1,541	1,564
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (i)	1,273	1,303
Freddie Mac Pool #QX8690 4.00% 3/1/2055 (i)	367	351
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (i)	1,945	1,947
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (i)	2,746	2,748
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (i)	2,356	2,412
American Funds Global Balanced Fund — Page 19 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (i)	USD5,762	$5,767
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (i)	8,393	8,518
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (i)	647	663
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (i)	593	567
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (i)	3,376	3,379
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (i)	1,336	1,383
Freddie Mac Pool #RQ0024 4.00% 7/1/2055 (i)	382	365
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (i)	2,351	2,386
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (i)	810	830
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (i)	1,076	1,115
Freddie Mac Pool #RQ0073 4.00% 12/1/2055 (i)	3,967	3,793
Freddie Mac Pool #RQ0082 4.00% 1/1/2056 (i)	8,971	8,576
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (i)	41,664	41,855
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (i)(j)	24,267	19,692
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (i)(j)	14,736	13,631
Uniform Mortgage-Backed Security 4.00% 2/1/2056 (i)(j)	33,711	32,200
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (i)(j)	794	778
Uniform Mortgage-Backed Security 6.50% 2/1/2056 (i)(j)	966	1,001
Uniform Mortgage-Backed Security 7.00% 2/1/2056 (i)(j)	4,220	4,418
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (i)(j)	46,888	38,025
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (i)(j)	20,399	18,847
Uniform Mortgage-Backed Security 4.00% 3/1/2056 (i)(j)	33,529	31,990
Uniform Mortgage-Backed Security 4.50% 3/1/2056 (i)(j)	21,643	21,179
		845,611
Commercial mortgage-backed securities 0.72%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.423% 6/15/2040 (d)(i)(k)	7,860	7,936
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (d)(i)	8,151	7,849
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (i)(k)	4,532	4,732
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(k)	3,360	3,496
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (d)(i)	4,650	4,759
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (d)(i)(k)	22,445	22,849
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.38% 12/15/2044 (d)(i)(k)	27,300	27,474
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.43% 12/15/2044 (d)(i)(k)	11,973	12,050
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (d)(i)(k)	5,765	5,990
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (d)(i)(k)	8,811	9,073
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (d)(i)(k)	9,024	9,228
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (d)(i)(k)	19,152	19,152
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.98% 10/15/2042 (d)(i)(k)	3,482	3,502
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.13% 12/15/2039 (d)(i)(k)	1,506	1,512
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.073% 3/15/2042 (d)(i)(k)	5,501	5,515
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (d)(i)(k)	5,233	5,448
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (d)(i)(k)	4,481	4,540
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (d)(i)(k)	8,259	8,567
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.03% 3/15/2042 (d)(i)(k)	18,906	18,953
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.223% 12/15/2039 (d)(i)(k)	8,878	8,890
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.447% 7/25/2054 (d)(i)(k)	3,288	3,333
American Funds Global Balanced Fund — Page 20 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.097% 5/25/2055 (d)(i)(k)	USD1,987	$2,021
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.797% 5/25/2055 (d)(i)(k)	1,779	1,781
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (d)(i)(k)	8,497	8,544
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.123% 2/15/2042 (d)(i)(k)	18,578	18,472
		225,666
Collateralized mortgage-backed obligations (privately originated) 0.47%
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(f)(i)	6,445	6,513
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (d)(i)(k)	4,178	4,171
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(f)(i)	2,153	2,158
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.997% 5/25/2043 (d)(i)(k)	7,099	7,256
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.597% 6/25/2043 (d)(i)(k)	3,479	3,509
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.397% 7/25/2043 (d)(i)(k)	2,222	2,232
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.497% 1/25/2044 (d)(i)(k)	3,943	3,990
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.797% 5/25/2044 (d)(i)(k)	2,008	2,009
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.347% 5/25/2044 (d)(i)(k)	8,122	8,158
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.647% 1/25/2045 (d)(i)(k)	3,872	3,876
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.697% 2/25/2045 (d)(i)(k)	1,293	1,294
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.847% 2/25/2045 (d)(i)(k)	1,987	1,990
Connecticut Avenue Securities Trust, Series 2025-R04, Class 1M1, (30-day Average USD-SOFR + 1.20%) 4.897% 5/25/2045 (d)(i)(k)	1,634	1,638
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.647% 1/25/2045 (d)(i)(k)	1,402	1,405
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.797% 5/25/2045 (d)(i)(k)	1,485	1,489
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(f)(i)	12,356	12,524
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(f)(i)	3,174	3,215
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(f)(i)	5,275	5,319
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (d)(i)(k)	3,841	3,614
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(f)(i)	4,597	4,655
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(f)(i)	8,899	9,025
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(f)(i)	11,132	11,287
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(f)(i)	6,322	6,396
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (d)(i)	2,334	2,224
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(f)(i)	978	952
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.131% 2/17/2042 (d)(i)(k)	624	625
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (d)(i)	1,635	1,641
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (d)(i)	425	426
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (d)(i)	4,627	4,594
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (d)(f)(i)	3,239	3,246
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(f)(i)	12,473	12,660
American Funds Global Balanced Fund — Page 21 of 33

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(f)(i)	USD5,599	$5,688
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (d)(i)(k)	2,231	2,254
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(f)(i)	7,586	7,643
		149,676
Other mortgage-backed securities 0.16%
Nykredit Realkredit AS, Series 01E, 2.00% 10/1/2037 (i)	DKK11,863	1,817
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040 (i)	121,245	17,548
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043 (i)	148,474	19,475
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050 (i)	43,833	5,419
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053 (i)	45,262	5,570
Realkredit Danmark AS 1.00% 10/1/2053 (i)	12,286	1,512
		51,341
Total mortgage-backed obligations		1,272,294
Asset-backed obligations 0.43% Other asset-backed securities 0.23%
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (d)(i)	USD2,370	2,377
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (d)(i)	21,419	21,550
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (d)(i)	4,868	4,923
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (d)(i)	1,523	1,556
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(i)	2,138	2,173
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(i)	2,837	2,407
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (d)(i)	3,562	3,334
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (d)(i)	363	367
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (d)(i)	2,453	2,463
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (d)(i)	13,966	14,139
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (d)(i)	3,554	3,597
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (d)(i)	2,706	2,723
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (d)(i)	7,677	7,861
U.S. Bank National Assn., Series 2025-SUP1, Class B, 5.582% 2/25/2032 (d)(i)	2,590	2,615
		72,085
Credit card 0.09%
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (d)(i)	359	364
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (d)(i)	5,458	5,471
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (d)(i)	7,757	7,795
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (d)(i)	3,831	3,846
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (d)(i)	5,374	5,395
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (d)(i)	6,029	6,054
		28,925
Auto loan 0.09%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (d)(i)	8,068	8,109
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (d)(i)	7,122	7,417
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (d)(i)	6,128	6,224
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (d)(i)	317	320
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (d)(i)	3,101	3,133
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (d)(i)	1,622	1,639
		26,842
American Funds Global Balanced Fund — Page 22 of 33

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Student loan 0.01%	Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.257% 11/15/2052 (d)(i)(k)	USD3,407	$3,444
Collateralized loan obligations 0.01%
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (d)(i)(k)	2,952	2,948
Total asset-backed obligations		134,244
Federal agency bonds & notes 0.04%
Bank Gospodarstwa Krajowego 5.75% 7/9/2034 (d)	200	210
Export-Import Bank of Thailand 5.354% 5/16/2029	4,920	5,093
Korea Development Bank 6.75% 7/1/2030	INR549,000	5,857
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	USD605	614
		11,774
Municipals 0.02% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	4,090	3,067
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	5,670	3,949
Total municipals		7,016
Total bonds, notes & other debt instruments (cost: $9,274,096,000)		9,012,837
Investment funds 1.16%	Shares
Capital Group Central Corporate Bond Fund (l)	43,061,990	365,596
Total investment funds (cost: $341,927,000)		365,596
Short-term securities 6.78% Money market investments 6.78%
Capital Group Central Cash Fund 3.62% (l)(m)	21,379,977	2,137,998
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.62% (l)(m)(n)	1,752	175
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (m)(n)	84,739	85
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (m)(n)	66,638	67
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (m)(n)	66,638	67
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (m)(n)	66,638	66
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (m)(n)	53,310	53
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (m)(n)	53,310	53
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (m)(n)	53,310	53
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (m)(n)	46,646	47
		666
Total short-term securities (cost: $2,138,525,000)		2,138,664
American Funds Global Balanced Fund — Page 23 of 33

unaudited
Options purchased (equity style) 0.00%	Value (000)
Options purchased (equity style)*	$103
Total options purchased (equity style) (cost: $698,000)	103
Total investment securities 99.92% (cost: $24,792,457,000)	31,513,486
Other assets less liabilities 0.08%	25,578
Net assets 100.00%	$31,539,064
*Options purchased (equity style)

Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 1/31/2026 (000)
Put
PUT USD/JPY FX Option	BNP Paribas	2/18/2026	JPY147.00	USD135,030	$103
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
3 Month CORRA Futures	Long	6,308	6/17/2026	USD1,132,153	$3,910
3 Month CORRA Futures	Short	5	9/16/2026	(898)	1
2 Year Italy Government Bond Futures	Long	2,986	3/10/2026	380,704	147
2 Year Euro-Schatz Futures	Short	1,217	3/10/2026	(154,218)	(3)
2 Year Canadian Government Bond Futures	Long	1,201	3/31/2026	93,256	(90)
2 Year U.S. Treasury Note Futures	Long	6,457	4/6/2026	1,346,234	(1,749)
5 Year Euro-Bobl Futures	Short	3,069	3/10/2026	(424,208)	(1,008)
5 Year Canadian Government Bond Futures	Long	720	3/31/2026	60,010	(424)
5 Year U.S. Treasury Note Futures	Long	3,273	4/6/2026	356,527	(97)
10 Year French Government Bond Futures	Short	17	3/10/2026	(2,457)	(10)
10 Year Italy Government Bond Futures	Short	525	3/10/2026	(75,368)	(231)
10 Year Euro-Bund Futures	Short	550	3/10/2026	(83,560)	(133)
10 Year Australian Treasury Bond Futures	Long	1,800	3/16/2026	136,814	(540)
10 Year Japanese Government Bond Futures	Long	181	3/23/2026	153,925	(490)
10 Year U.S. Treasury Note Futures	Long	1,997	3/31/2026	223,321	(1,915)
10 Year UK Gilt Futures	Long	460	3/31/2026	57,185	263
10 Year Ultra U.S. Treasury Note Futures	Short	142	3/31/2026	(16,210)	29
10 Year Canadian Government Bond Futures	Short	443	3/31/2026	(39,392)	539
20 Year U.S. Treasury Bond Futures	Long	1,241	3/31/2026	142,870	(2,355)
30 Year Euro-Buxl Futures	Short	258	3/10/2026	(33,604)	753
30 Year Ultra U.S. Treasury Bond Futures	Long	521	3/31/2026	61,185	(1,448)
					$(4,851)
American Funds Global Balanced Fund — Page 24 of 33

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Currency purchased (000)		Currency sold (000)
CAD	26,458	USD	19,179	Citibank	2/6/2026	$257
TRY	888,100	USD	20,157	Citibank	2/6/2026	153
DKK	37,620	EUR	5,036	JPMorgan Chase	2/6/2026	3
EUR	2,049	CAD	3,310	Goldman Sachs	2/6/2026	(2)
GBP	430	USD	591	BNP Paribas	2/6/2026	(2)
EUR	12,027	DKK	89,850	JPMorgan Chase	2/6/2026	(6)
USD	4,971	DKK	31,849	Citibank	2/6/2026	(86)
USD	22,402	GBP	16,630	Citibank	2/6/2026	(353)
USD	78,091	CAD	107,727	Citibank	2/6/2026	(1,048)
MYR	228,169	USD	56,281	Standard Chartered Bank	2/9/2026	1,626
USD	79,512	INR	7,183,078	HSBC Bank	2/9/2026	1,221
AUD	36,720	USD	24,594	Goldman Sachs	2/9/2026	975
JPY	4,231,230	USD	26,741	Goldman Sachs	2/9/2026	622
USD	44,945	THB	1,405,015	JPMorgan Chase	2/9/2026	404
CLP	39,887,355	USD	45,242	Citibank	2/9/2026	399
USD	142,678	KRW	206,409,937	BNP Paribas	2/9/2026	356
ZAR	369,987	USD	22,539	Goldman Sachs	2/9/2026	348
ZAR	231,860	USD	14,023	Barclays Bank PLC	2/9/2026	320
MYR	47,871	USD	11,843	HSBC Bank	2/9/2026	306
MYR	32,029	USD	7,919	Standard Chartered Bank	2/9/2026	210
MYR	37,081	USD	9,227	Standard Chartered Bank	2/9/2026	184
ZAR	224,020	USD	13,686	Citibank	2/9/2026	171
CLP	10,471,560	USD	11,845	Goldman Sachs	2/9/2026	137
EUR	5,680	USD	6,622	HSBC Bank	2/9/2026	114
MYR	16,014	USD	3,968	HSBC Bank	2/9/2026	96
NZD	2,358	USD	1,358	HSBC Bank	2/9/2026	62
AUD	1,640	USD	1,098	Goldman Sachs	2/9/2026	44
JPY	196,270	USD	1,239	HSBC Bank	2/9/2026	30
KRW	3,354,810	USD	2,290	Citibank	2/9/2026	23
USD	28,862	IDR	483,781,236	Bank of America	2/9/2026	18
MYR	2,710	USD	670	BNP Paribas	2/9/2026	18
AUD	6,590	USD	4,573	Citibank	2/9/2026	16
USD	30,023	MYR	118,245	Standard Chartered Bank	2/9/2026	13
CNH	77,510	USD	11,131	BNP Paribas	2/9/2026	11
MYR	1,488	USD	368	Standard Chartered Bank	2/9/2026	10
MYR	1,724	USD	429	Standard Chartered Bank	2/9/2026	9
ZAR	9,980	USD	610	Citibank	2/9/2026	8
GBP	1,564	EUR	1,800	Morgan Stanley	2/9/2026	6
JPY	84,575	USD	541	Morgan Stanley	2/9/2026	6
CNH	14,141	USD	2,028	BNP Paribas	2/9/2026	5
MYR	744	USD	184	HSBC Bank	2/9/2026	4
TRY	25,445	USD	577	HSBC Bank	2/9/2026	4
PLN	166	USD	46	Citibank	2/9/2026	1
USD	117	THB	3,679	Goldman Sachs	2/9/2026	1
JPY	1,504,690	USD	9,727	JPMorgan Chase	2/9/2026	— (o)
MYR	610	USD	155	Standard Chartered Bank	2/9/2026	— (o)
EUR	379	PLN	1,600	BNP Paribas	2/9/2026	(1)
USD	12,320	CNH	85,793	BNP Paribas	2/9/2026	(12)
JPY	192,380	USD	1,259	Morgan Stanley	2/9/2026	(14)
THB	68,983	USD	2,223	Goldman Sachs	2/9/2026	(36)
EUR	19,906	GBP	17,280	HSBC Bank	2/9/2026	(38)
American Funds Global Balanced Fund — Page 25 of 33

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Currency purchased (000)		Currency sold (000)
INR	246,930	USD	2,730	Goldman Sachs	2/9/2026	$(39)
USD	1,671	AUD	2,456	Citibank	2/9/2026	(40)
USD	1,347	AUD	1,994	Citibank	2/9/2026	(41)
EUR	37,119	GBP	32,200	Citibank	2/9/2026	(41)
EUR	15,400	USD	18,315	BNP Paribas	2/9/2026	(52)
EUR	23,982	CAD	38,790	HSBC Bank	2/9/2026	(59)
USD	4,095	RON	17,875	Citibank	2/9/2026	(62)
USD	3,844	PLN	13,880	Citibank	2/9/2026	(63)
USD	7,884	SGD	10,110	HSBC Bank	2/9/2026	(69)
CZK	911,310	EUR	37,490	Bank of America	2/9/2026	(74)
USD	4,757	COP	17,926,120	Morgan Stanley	2/9/2026	(83)
EUR	25,130	GBP	21,850	UBS AG	2/9/2026	(96)
USD	7,264	JPY	1,149,595	JPMorgan Chase	2/9/2026	(170)
USD	3,576	NOK	36,100	Citibank	2/9/2026	(172)
USD	6,196	SEK	56,939	Bank of America	2/9/2026	(199)
USD	7,240	MXN	130,447	Goldman Sachs	2/9/2026	(218)
USD	7,832	MXN	141,310	Citibank	2/9/2026	(247)
JPY	3,484,490	USD	22,795	Morgan Stanley	2/9/2026	(261)
USD	27,423	CZK	569,654	HSBC Bank	2/9/2026	(322)
USD	277,866	CNH	1,937,408	BNP Paribas	2/9/2026	(632)
THB	1,339,710	USD	43,199	JPMorgan Chase	2/9/2026	(729)
USD	40,694	AUD	59,490	Citibank	2/9/2026	(731)
USD	27,823	AUD	41,180	Citibank	2/9/2026	(853)
USD	38,059	AUD	55,950	Citibank	2/9/2026	(901)
USD	45,335	CHF	36,000	Bank of America	2/9/2026	(1,281)
USD	77,059	EUR	66,180	Morgan Stanley	2/9/2026	(1,424)
USD	49,990	MXN	900,605	Citibank	2/9/2026	(1,500)
USD	61,798	MYR	250,195	JPMorgan Chase	2/9/2026	(1,699)
USD	387,230	JPY	60,517,244	Morgan Stanley	2/9/2026	(4,133)
USD	156,170	HUF	51,626,461	Goldman Sachs	2/9/2026	(4,144)
USD	123,719	AUD	184,675	Citibank	2/9/2026	(4,877)
USD	477,334	EUR	407,623	Goldman Sachs	2/9/2026	(6,064)
JPY	61,709	USD	399	JPMorgan Chase	2/10/2026	— (o)
USD	114	JPY	18,000	JPMorgan Chase	2/10/2026	(3)
USD	111,258	BRL	605,043	Goldman Sachs	2/10/2026	(3,404)
USD	190,400	JPY	30,209,872	Citibank	2/10/2026	(4,982)
GBP	63,420	USD	85,293	HSBC Bank	2/11/2026	1,486
USD	174,272	GBP	129,580	HSBC Bank	2/11/2026	(3,036)
USD	274	EUR	235	BNP Paribas	2/13/2026	(5)
USD	5,578	ILS	17,590	HSBC Bank	2/13/2026	(97)
USD	5,902	EUR	5,060	BNP Paribas	2/13/2026	(99)
GBP	28,819	EUR	33,040	Morgan Stanley	2/20/2026	232
EUR	780	USD	928	Bank of America	2/20/2026	(2)
GBP	17,665	USD	24,315	BNP Paribas	2/20/2026	(144)
USD	131,832	GBP	97,961	Citibank	2/20/2026	(2,210)
USD	210,828	EUR	180,691	Citibank	2/20/2026	(3,554)
USD	181,833	EUR	154,850	Bank of New York Mellon	2/23/2026	(1,914)
BRL	470,560	USD	86,722	Citibank	2/24/2026	2,214
USD	51,269	BRL	278,189	Citibank	2/24/2026	(1,309)
USD	248,015	EUR	212,370	Bank of America	2/24/2026	(3,997)
USD	9,811	EUR	8,270	JPMorgan Chase	2/27/2026	— (o)
American Funds Global Balanced Fund — Page 26 of 33

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	141,236	EUR	120,020	Morgan Stanley	2/27/2026	$(1,206)
EUR	62,953	USD	74,937	Goldman Sachs	3/2/2026	(212)
USD	60,761	EUR	50,726	HSBC Bank	3/3/2026	547
USD	155	MYR	610	Standard Chartered Bank	3/3/2026	— (o)
MYR	118,245	USD	30,040	Standard Chartered Bank	3/3/2026	(15)
EUR	615	USD	737	UBS AG	3/4/2026	(7)
EUR	67,820	USD	79,808	Morgan Stanley	3/16/2026	755
EUR	3,200	USD	3,766	Morgan Stanley	3/16/2026	36
USD	443	EUR	373	JPMorgan Chase	3/16/2026	— (o)
USD	14,630	EUR	12,465	Goldman Sachs	4/9/2026	(195)
USD	1,011	EUR	860	BNP Paribas	4/27/2026	(13)
USD	22,200	EUR	18,885	BNP Paribas	4/27/2026	(277)
ZAR	370,325	USD	22,696	UBS AG	4/28/2026	82
ZAR	16,600	USD	1,017	UBS AG	4/28/2026	4
JPY	456,933	EUR	2,510	Goldman Sachs	4/30/2026	(12)
JPY	10,138,086	EUR	55,690	Goldman Sachs	4/30/2026	(263)
						$(46,283)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.5175%	Annual	SOFR	Annual	8/15/2027	USD3,123	$6	$—	$6
SOFR	Annual	3.4925%	Annual	8/19/2027	558,195	(806)	—	(806)
SOFR	Annual	3.3395%	Annual	9/23/2027	570,080	437	—	437
3.968%	Annual	SONIA	Annual	2/16/2029	GBP1,395	19	—	19
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	1,080	—	1,080
6-month EURIBOR	Semi-annual	2.2562%	Annual	3/5/2030	EUR19,780	156	—	156
6-month EURIBOR	Semi-annual	2.2577%	Annual	3/5/2030	19,780	155	—	155
6-month EURIBOR	Semi-annual	2.2592%	Annual	3/5/2030	19,780	153	—	153
3.924%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	NOK114,234	(95)	—	(95)
3.92%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	114,247	(97)	—	(97)
3.925%	Annual	6-month NOK-NIBOR	Semi-annual	3/5/2030	126,690	(105)	—	(105)
6-month EURIBOR	Semi-annual	2.1912%	Annual	3/6/2030	EUR18,390	200	—	200
3.825%	Annual	6-month NOK-NIBOR	Semi-annual	3/6/2030	NOK114,719	(140)	—	(140)
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	52,384	6	—	6
4.1703%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,646	4	—	4
4.162%	Annual	6-month NOK-NIBOR	Semi-annual	3/24/2030	31,653	3	—	3
4.165%	Annual	6-month NOK-NIBOR	Semi-annual	3/25/2030	116,134	13	—	13
6-month NOK-NIBOR	Semi-annual	3.99%	Annual	9/22/2030	169,000	114	—	114
6-month NOK-NIBOR	Semi-annual	4.08%	Annual	9/23/2030	167,360	47	—	47
6-month NOK-NIBOR	Semi-annual	4.095%	Annual	9/23/2030	167,330	36	—	36
6-month NOK-NIBOR	Semi-annual	4.09%	Annual	9/23/2030	85,166	20	—	20
2.518%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	EUR456,120	711	—	711
2.5293%	Annual	6-month EURIBOR	Semi-annual	10/10/2030	221,370	473	—	473
American Funds Global Balanced Fund — Page 27 of 33

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.507%	Annual	1/14/2031	USD252,020	$173	$—	$173
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP748	(26)	—	(26)
SONIA	Annual	4.36738%	Annual	6/21/2033	1,982	(73)	—	(73)
2.8878%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	EUR21,840	67	—	67
2.8803%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,860	50	—	50
2.8698%	Annual	6-month EURIBOR	Semi-annual	1/13/2036	21,870	27	—	27
3-month SEK-STIBOR	Quarterly	2.936%	Annual	1/13/2036	SEK231,560	(137)	—	(137)
3-month SEK-STIBOR	Quarterly	2.946%	Annual	1/13/2036	231,620	(160)	—	(160)
3-month SEK-STIBOR	Quarterly	2.957%	Annual	1/13/2036	231,520	(185)	—	(185)
SOFR	Annual	3.825%	Annual	1/14/2036	USD139,130	306	—	306
2.8663%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	EUR24,873	20	—	20
2.8563%	Annual	6-month EURIBOR	Semi-annual	1/14/2036	24,600	(6)	—	(6)
3-month SEK-STIBOR	Quarterly	2.924%	Annual	1/14/2036	SEK262,100	(124)	—	(124)
3-month SEK-STIBOR	Quarterly	2.929%	Annual	1/14/2036	261,909	(137)	—	(137)
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP310	45	—	45
6-month EURIBOR	Semi-annual	2.8972%	Annual	9/11/2055	EUR12,220	768	—	768
SOFR	Annual	3.9305%	Annual	9/23/2055	USD62,820	2,908	—	2,908
						$5,906	$—	$5,906
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
13.995%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL390,495	$2,491	$—	$2,491
14.115%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	107,430	780	—	780
14.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	74,760	506	—	506
14.05%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	51,955	352	—	352
12.1725%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	30,439	(214)	—	(214)
12.005%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	49,230	(416)	—	(416)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	148,920	(1,874)	—	(1,874)
							$1,625	$—	$1,625
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (p) (000)	Value at 1/31/2026 (q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD 349,501	$7,877	$7,982	$(105)
ITRAXX.EUR.XO.44	5.00%	Quarterly	12/20/2030	EUR 71,260	9,115	9,265	(150)
ITRAXX.EUR.44	1.00%	Quarterly	12/20/2030	269,420	7,160	7,391	(231)
					$24,152	$24,638	$(486)
American Funds Global Balanced Fund — Page 28 of 33

unaudited
Investments in affiliates (l)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Investment funds 1.16%
Capital Group Central Corporate Bond Fund	$363,523	$4,216	$—	$—	$(2,143)	$365,596	$4,216
Short-term securities 6.78%
Money market investments 6.78%
Capital Group Central Cash Fund 3.62% (m)	2,585,117	1,629,524	2,076,247	67	(463)	2,137,998	22,317
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.62% (m)(n)	33,864		33,689 (r)			175	— (s)
Total short-term securities						2,138,173
Total 7.94%				$67	$(2,606)	$2,503,769	$26,533
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
General Motors Financial Co., Inc. 3.70% 7/14/2031	1/28/2026-1/29/2026	$11,354	$11,228	0.04%
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031) (f)	12/4/2024	6,761	7,583	0.02
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024-1/14/2026	5,615	5,980	0.02
Total		$23,730	$24,791	0.08%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $753,213,000, which represented 2.39% of the net assets of the fund.

(e)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $160,673,000, which represented 0.51% of the net assets of the fund.
(f)	Step bond; coupon rate may change at a later date.
(g)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(j)	Represents securities transacted on a TBA basis.
(k)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(l)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(m)	Rate represents the seven-day yield at 1/31/2026.
(n)	Security purchased with cash collateral from securities on loan.
(o)	Amount less than one thousand.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	Represents net activity.
(s)	Dividend income is included with securities lending income and is not shown in this table.
American Funds Global Balanced Fund — Page 29 of 33

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of January 31, 2026, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $694,882,000. The average month-end notional amount of futures contracts while held was $4,275,155,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $5,014,144,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,530,031,000 and $308,063,000, respectively. The average month-end notional amount of options on foreign currencies while held was $135,030,000.
American Funds Global Balanced Fund — Page 30 of 33

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):
American Funds Global Balanced Fund — Page 31 of 33

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$3,777,344	$—	$—	$3,777,344
Industrials	3,076,110	—	—	3,076,110
Financials	3,046,532	—	—	3,046,532
Health care	2,318,902	—	—	2,318,902
Materials	1,441,310	30,029	—	1,471,339
Consumer discretionary	1,394,213	—	—	1,394,213
Communication services	1,339,325	—	—	1,339,325
Utilities	1,292,459	—	—	1,292,459
Consumer staples	983,795	—	—	983,795
Energy	929,377	—	—	929,377
Real estate	179,773	—	—	179,773
Convertible stocks	187,117	—	—	187,117
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,351,761	—	3,351,761
U.S. Treasury bonds & notes	—	2,679,642	—	2,679,642
Corporate bonds and notes	—	1,556,106	—	1,556,106
Mortgage-backed obligations	—	1,272,294	—	1,272,294
Asset-backed obligations	—	134,244	—	134,244
Federal agency bonds & notes	—	11,774	—	11,774
Municipals	—	7,016	—	7,016
Investment funds	365,596	—	—	365,596
Short-term securities	2,138,664	—	—	2,138,664
Options purchased on foreign currencies (equity style)	—	103	—	103
Total	$22,470,517	$9,042,969	$—	$31,513,486

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,642	$—	$—	$5,642
Unrealized appreciation on open forward currency contracts	—	13,547	—	13,547
Unrealized appreciation on centrally cleared interest rate swaps	—	7,997	—	7,997
Unrealized appreciation on bilateral interest rate swaps	—	4,129	—	4,129
Liabilities:
Unrealized depreciation on futures contracts	(10,493)	—	—	(10,493)
Unrealized depreciation on open forward currency contracts	—	(59,830)	—	(59,830)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,091)	—	(2,091)
Unrealized depreciation on bilateral interest rate swaps	—	(2,504)	—	(2,504)
Unrealized depreciation on centrally cleared credit default swaps	—	(486)	—	(486)
Total	$(4,851)	$(39,238)	$—	$(44,089)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 32 of 33

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan renminbi
COP = Colombian pesos
CORRA = Canadian Overnight Repo Rate Average
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
OIS = Overnight Index Swap
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
SONIO/N = Sonio O/N Deposit Rates Swap
STIBOR = Stockholm Interbank Offered Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-037-0326
American Funds Global Balanced Fund — Page 33 of 33